Discontinued Operations - Summary of Disposition of Operating Results (Detail) - USD ($) $ in Thousands				3 Months Ended												9 Months Ended		12 Months Ended
	Feb. 28, 2019	Feb. 19, 2019	Sep. 21, 2016	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2019	Sep. 21, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019	Aug. 31, 2019	Feb. 18, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, including discontinued operation, consideration, shares		$ 42,500																					$ 127,500
disposal group, including discontinued operation, transaction costs		5,000
Proceeds from Divestiture of Businesses			$ 25,000
Net sales							$ 81,605	$ 88,417	$ 89,768	$ 74,563	$ 70,951	$ 69,624	$ 65,967	$ 60,404
Gross profit							24,212	25,707	32,203	22,224	24,377	22,044	21,749	18,150
Operating income							866	3,390	8,543	(109)	(4,967)	5,423	2,471	(224)
Income from continuing operations before income taxes							898	6,423	7,630	878	9,881	4,948	3,171	1,162				$ 18,392	$ 22,126	$ 13,092
Income from discontinued operations							$ 898	$ 6,423	7,630	$ 878	$ 9,881	$ 4,948	$ 3,171	$ 1,162				15,829	19,162	9,424
Intercompany interest expense of discontinued operations																	$ 1,100
Gain on sale of discontinued operations, net of income tax																		1,258	340	2,308
Disposal Group, Including Discontinued Operation, Proceeds Reserved for Future Claims			$ 1,600														1,600
Proceeds from Divestiture of Businesses and Interests in Affiliates																		94	340	11,249
Discontinued Operations, Disposed of by Sale | Tridien
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses, Net of Cash Divested																				22,700
Net sales																	45,951
Gross profit																	7,917
Operating income																	437
Income from continuing operations before income taxes																	488
Provision for income taxes																	15
Income from discontinued operations																	$ 473
Gain on sale of discontinued operations, net of income tax									$ 1,300						$ 1,700
Clean Earth [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
disposal group, including discontinued operation, transaction costs				$ 10,700
Disposal Group, Including Discontinued Operation, Intercompany Interest Expense Excluded from Income (Loss) from Discontinued Operations																		17,000	13,900	12,900
Net sales																		266,916	211,247	188,997
Gross profit																		75,470	61,219	54,330
Operating income																		14,443	12,037	7,929
Income from continuing operations before income taxes																		13,693	11,789	6,980
Provision for income taxes																		(2,458)	(15,469)	(2,782)
Income from discontinued operations																		16,151	27,258	9,762
Disposal Group, Total enterprise value				625,000												$ 625,000
Disposal Group, repayment of intercompany loans				224,600												224,600
Proceeds from Divestiture of Businesses and Interests in Affiliates																$ 327,300
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal				2,200	$ 206,300
Manitoba Harvest
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		$ 419,000
Disposal Group, including discontinued operation, consideration, cash	$ 50,000																					$ 28,400	$ 150,000
Disposal Group, including discontinued operation, consideration, shares	42,500																					$ 19,600
Disposal Group, Net indebtedness	71,300
Debt and Equity Securities, Realized Gain (Loss), Excluding Other-than-temporary Impairment				$ (4,900)		$ 5,300
disposal group, including discontinued operation, transaction costs	5,000
Disposal Group, Including Discontinued Operation, Intercompany Interest Expense Excluded from Income (Loss) from Discontinued Operations																		5,200	4,300	4,200
Net sales																		67,437	55,699	59,323
Gross profit																		28,877	25,101	26,505
Operating income																		(1,754)	(9,332)	321
Income from continuing operations before income taxes																		(1,783)	(9,565)	(2,493)
Provision for income taxes																		(1,460)	(1,469)	(1,682)
Income from discontinued operations																		$ (323)	$ (8,096)	$ (811)
Proceeds from Divestiture of Businesses and Interests in Affiliates	$ 124,200
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal						121,700
Disposal Group, Deferred Gain on Disposal						$ 48,200
Subsequent Event [Member] | Manitoba Harvest
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, including discontinued operation, consideration, shares																					$ 49,000